SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of basic and diluted net income (loss) per common share

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	Year Ended December 31,
	2020	2019
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$—	$922,211
Less: interest available to be withdrawn for payment of taxes	—	(218,317)
Net income attributable	$—	$703,894
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	546,586	4,555,229
Basic and diluted net income per share, Common stock subject to possible redemption	$0.00	$0.15
Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(1,089,510)	$(1,594)
Net income allocable to Common stock subject to possible redemption	—	—
Non-Redeemable Net Loss	$(1,089,510)	$(1,594)
Denominator: Weighted Average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	2,736,258	2,783,021
Basic and diluted net loss per share, Non-redeemable common stock	$(0.40)	$(0.11)